AB GLOBAL RISK ALLOCATION FUND, INC.
GLOBAL RISK ALLOCATION AB GLOBAL RISK ALLOCATION FUND
INVESTMENT OBJECTIVE
The Fund’s investment objective is total return consistent with reasonable risks through a combination of income and long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Fund--Sales Charge Reduction Programs for Class A Shares on page 53 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 112 of the Fund’s Statement of Additional Information (“SAI”).
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees AB GLOBAL RISK ALLOCATION FUND, INC.	CLASS A SHARES		CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Shareholder Fees Column [Text]			(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	4.00%	[2]	1.00%	[3]	none	none	none	none
Exchange Fee	none		none		none		none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
[2]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the fourth year.
[3]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AB GLOBAL RISK ALLOCATION FUND, INC.	CLASS A		CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
Management Fees	0.54%		0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%	1.00%	none	0.50%	0.25%	none
Other Expenses: Transfer Agent	0.17%		0.20%	0.18%	0.17%	0.26%	0.20%	0.02%
Other Expenses	0.27%		0.27%	0.28%	0.29%	0.29%	0.28%	0.27%
Total Other Expenses	0.44%		0.47%	0.46%	0.46%	0.55%	0.48%	0.29%
Total Annual Fund Operating Expenses	1.23%	[1]	2.01%	2.00%	1.00%	1.59%	1.27%	0.83%
[1]	Restated to reflect current fees.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AB GLOBAL RISK ALLOCATION FUND, INC. (USD $)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
After 1 Year	545	604	303	102	162	129	85
After 3 Years	799	830	627	318	502	403	265
After 5 Years	1,072	1,083	1,078	552	866	697	460
After 10 Years	1,850	2,137	2,327	1,225	1,889	1,534	1,025

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption AB GLOBAL RISK ALLOCATION FUND, INC. (USD $)	CLASS B	CLASS C
After 1 Year	204	203
After 3 Years	630	627
After 5 Years	1,083	1,078
After 10 Years	2,137	2,327

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund invests dynamically in a number of global asset classes, including equity/credit, fixed-income, and inflation-indexed instruments. In making decisions on the allocation of assets among asset classes, the Adviser will use a tail risk parity strategy. This strategy attempts to provide investors with favorable long-term total return while minimizing exposure to material downside (“tail”) events. To execute this strategy, an average tail loss for each asset class is calculated based on historical market behavior and on a forward-looking basis through options prices. Fund assets are then allocated among asset classes so that each asset class will contribute equally to the expected tail loss of the Fund. This will generally result in the Fund having greater exposures to lower risk asset classes (such as fixed-income) than to higher risk asset classes. The Adviser will make frequent adjustments to the Fund’s asset class exposures based on these tail risk parity determinations.

The asset classes in which the Fund may invest include:
  equity/credit--equity securities of all types and corporate fixed-income securities (regardless of credit quality, but subject to the limitations on high-yield securities set forth below);
  fixed-income--fixed-income securities of the U.S. and foreign governments and their agencies and instrumentalities; and
  inflation-indexed--global inflation-indexed securities (including Treasury Inflation Protected Securities).
The Fund’s investments within each asset class are generally index-based--typically, portfolios of individual securities intended to track the performance of the particular asset class and, primarily for certain types of assets such as credit assets, derivatives intended to track such performance. With respect to the inflation-indexed asset class, the Fund may also seek exposure, at times significantly, to commodities and commodities-related instruments and derivatives since these instruments are typically affected directly or indirectly by the level and change in inflation.

Equity securities will comprise no more than 75% of the Fund’s investments. The Fund may invest in fixed-income securities with a range of maturities from short- to long-term. The Fund may invest up to 20% of its assets in high-yield securities (securities rated below BBB- by Standard & Poor’s Ratings Services (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), or Fitch Ratings (“Fitch”), which are commonly known as “junk bonds”). As an operating policy, the Fund will invest no more than 5% of its assets in securities rated CCC- or below.

The Fund’s investments in each asset class will generally be global in nature, and will generally include investments in both developed and emerging markets. The Fund typically invests at least 40% of its assets in securities of non-U.S. companies and/or foreign countries and their agencies and instrumentalities unless conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its assets in such foreign securities.

Derivatives, particularly futures and swaps, often provide more efficient and economical exposure to market segments than direct investments, and the Fund’s exposure to certain types of assets may at times be achieved partially or substantially through investment in derivatives. Derivatives transactions may also be a quicker and more efficient way to alter the Fund’s exposure than buying and selling direct investments. In determining when and to what extent to enter into derivatives transactions, the Adviser will consider factors such as the risk and returns of these investments relative to direct investments and the cost of such transactions. Because derivatives transactions frequently require cash outlays that are only a small portion of the amount of exposure obtained through the derivative, a portion of the Fund’s assets may be held in cash or invested in cash equivalents to cover the Fund’s derivatives obligations, such as short-term U.S. Government and agency securities, repurchase agreements and money market funds. At times, a combination of direct securities investments and derivatives will be used to gain asset class exposure so that the Fund’s aggregate exposure will substantially exceed its net assets (i.e., so that the Fund is effectively leveraged). Overall Fund exposure and the allocation to equity/credit will typically increase during bull markets, while overall exposure and allocation to equity/credit and inflation-indexed securities will typically decrease during bear markets. In addition, the Fund may at times invest in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities.

While the Fund may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, the Adviser expects that the Fund will seek to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Global Risk Allocation (Cayman) Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Adviser and has the same investment objective and substantially similar investment policies and restrictions as the Fund except that the Subsidiary, unlike the Fund, may invest, without limitation, in commodities and commodities-related instruments. The Fund will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary. The Fund limits its investment in the Subsidiary to no more than 25% of its total assets. Investment in the Subsidiary is expected to provide the Fund with commodity exposure within the limitations of federal tax requirements that apply to the Fund.

Currency exchange rate fluctuations can have a dramatic impact on returns. The Adviser may seek to hedge all or a portion of the currency exposure resulting from Fund investments or decide not to hedge this exposure. To hedge all or a portion of its currency risk, the Fund may invest in currency-related derivatives, including forward currency exchange contracts.
PRINCIPAL RISKS
  MARKET RISK: The value of the Fund’s investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  ALLOCATION RISK: The allocation of investments among asset classes may have a significant effect on the Fund’s net asset value, or NAV, when the asset classes in which the Fund has invested more heavily perform worse than the asset classes invested in less heavily.
  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to a heightened risk of rising interest rates due to the current period of historically low rates and the effect of government fiscal policy initiatives, including Federal Reserve actions, and market reaction to these initiatives. The current period of historically low rates is expected to end and rates are expected to begin rising in the near future. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.
  COMMODITY RISK: Investing in commodities and commodity-linked derivative instruments, either directly or through the Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
  BELOW INVESTMENT GRADE SECURITIES RISK: Investments in fixed-income securities with ratings below investment grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.
  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.
  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.
  SUBSIDIARY RISK: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations thereof could limit the Fund’s ability to gain exposure to commodities investments through investments in the Subsidiary.
  DERIVATIVES RISK: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: Because the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund’s performance changed from year to year over ten years; and
  how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund’s website at www.ABglobal.com (click on “Menu--Americas--Individual Investors--United States (US Citizens)”, then “Investments--Fund Performance”).

The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

EFFECTIVE OCTOBER 8, 2012, THE FUND CHANGED ITS NAME FROM ALLIANCEBERNSTEIN BALANCED SHARES TO ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, ELIMINATED ITS NON-FUNDAMENTAL POLICIES THAT THE FUND’S INVESTMENTS WILL NORMALLY CONSIST OF ABOUT 60% IN STOCKS AND ABOUT 40% IN FIXED-INCOME SECURITIES AND THAT FIXED-INCOME SECURITIES WILL NOT NORMALLY EXCEED 60% OF THE FUND’S INVESTMENTS, AND MADE CERTAIN MATERIAL CHANGES TO ITS INVESTMENT STRATEGY, INCLUDING IMPLEMENTATION OF THE TAIL RISK PARITY STRATEGY DESCRIBED ABOVE AND ADOPTION OF A GLOBAL RATHER THAN A U.S. FOCUS. IN ADDITION, THE FUND’S PORTFOLIO MANAGEMENT TEAM WAS CHANGED. SUBSTANTIALLY ALL OF THE PERFORMANCE INFORMATION SHOWN BELOW IS FOR PERIODS PRIOR TO IMPLEMENTATION OF THESE CHANGES AND MAY NOT BE REPRESENTATIVE OF PERFORMANCE THE FUND WILL ACHIEVE UNDER ITS CURRENT POLICIES. THE INDEX PERFORMANCE INFORMATION SHOWN BELOW IS INTENDED TO PROVIDE APPROPRIATE COMPARISONS TO THE FUND PERFORMANCE SHOWN BELOW.
BAR CHART
The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Calendar Year End (%) During the period shown in the bar chart, the Fund’s: BEST QUARTER WAS UP 11.65%, 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -13.42%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2014)
Average Annual Total Returns AB GLOBAL RISK ALLOCATION FUND, INC.		1 YEAR	5 YEARS	10 YEARS	INCEPTION DATE
CLASS A	[1]	2.77%	7.17%	3.77%
CLASS A Return After Taxes on Distributions	[1]	(1.25%)	5.79%	2.64%
CLASS A Return After Taxes on Distributions and Sale of Fund Shares	[1]	2.24%	5.42%	2.92%
CLASS B		2.69%	7.29%	3.60%
CLASS C		5.60%	7.33%	3.47%
ADVISOR CLASS		7.66%	8.43%	4.53%
CLASS R		7.01%	7.79%	3.93%
CLASS K	[2]	7.32%	8.13%	4.24%	Mar. 01, 2005
CLASS I	[2]	7.82%	8.59%	4.65%	Mar. 01, 2005
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)		13.45%	15.42%	7.30%
Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		0.59%	2.65%	3.60%
60% MSCI World Index/40% Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		3.23%	7.33%	5.33%
[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception dates: 3/1/05 for Class K and Class I shares. Performance information for periods prior to the inception of Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the lower expense ratios of Class K and Class I shares.